Stock-Based Compensation (Details) - Summary of the company recognized stock-based compensation expense related to stock options (Parentheticals) - Two Thousand And Ten Stock Plan As Amended And Restated [Member] - USD ($)
	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Incentive Stock Options And Non Qualified Stock Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award options unreognized share based compensation	$ 1,163,400	$ 12,244,000,000
Share based compensation by share based award options unreognized share based compensation remaining period for recognition	2 years 6 months 14 days	3 years 1 month 6 days
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award options unreognized share based compensation	$ 2,699,000	$ 3,691,000,000
Share based compensation by share based award options unreognized share based compensation remaining period for recognition	1 year 5 months 4 days	2 years 6 months